Acquired intangible assets, net (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	$ 5,208,955	$ 5,255,302
Less: accumulated amortization	(4,331,985)	(4,076,635)
Acquired intangible assets, net	876,970	1,178,667
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	2,879,106	2,925,453
Distribution networks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets, gross	$ 2,329,849	$ 2,329,849